Loans and Borrowings - Disclosure of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in loans and borrowings arising from investing and financing activities
Balance - beginning of year	$ 545,417	$ 263,437
Balance - end of year	540,682	545,417
Draw down on Credit Facility	0	379,680
Debt component of Convertible Notes issued	0	127,605
Transaction costs	0	(10,392)
Repayment of loans and borrowings	(30,983)	(546,274)
Interest paid	(22,112)	(26,536)
Interest expense	30,711	36,658
Modification gain on Credit Facility	0	(2,631)
Less: Accrued interest	0	(176)
Loans and borrowings	540,682	545,241
Current	26,667	13,333
Non-current	514,015	531,908
Premier Gold Mines Limited
Changes in loans and borrowings arising from investing and financing activities
Debt assumed in Acquisitions	17,649
Leagold Mining Corporation
Changes in loans and borrowings arising from investing and financing activities
Debt assumed in Acquisitions		323,870
Credit Facility
Changes in loans and borrowings arising from investing and financing activities
Draw down on Credit Facility	0	379,680
Loans and borrowings	$ 279,621	$ 289,910